Reconciliation of movement in net borrowings (Tables)	6 Months Ended
Dec. 31, 2018
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Schedule of Information about Reconciliation of Movement in Net Borrowings

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Net increase/(decrease) in cash and cash equivalents before exchange	692	(203)
Net increase in bonds and other borrowings	(1,974)	(1,099)

Net increase in net borrowings from cash flows	(1,282)	(1,302)
Exchange differences on net borrowings	(32)	47
Other non-cash items	53	(51)
Net borrowings at beginning of the period	(9,091)	(7,892)

Net borrowings at end of the period	(10,352)	(9,198)